RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk [member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 24,849,251	$ 23,108,555
Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,422,146	3,552,304
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	736,473	948,455
Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,264,226	2,491,299
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	12,449,298	11,861,422
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	4,220,322	3,231,548
Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,756,786	1,023,527
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	23,290,847	20,988,794
Not later than one month [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,813,970	2,129,962
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	606,747	947,723
Not later than one month [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,264,226	2,491,299
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	11,917,268	11,263,240
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	4,002,210	3,133,043
Not later than one month [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,686,426	1,023,527
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	570,291	368,139
Later than one month and not later than six months [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	80,012	142,987
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	89,801	714
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	112,006	125,933
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	218,112	98,505
Later than one month and not later than six months [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	70,360
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	115,250	155,590
Later than six months and not later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	30,320	61,140
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	925
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	84,005	94,450
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	872,863	1,596,032
Later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	497,844	1,218,215
Later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	39,000	18
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 336,019	$ 377,799